Dividends	12 Months Ended
Dec. 31, 2019
Interim Financial Reporting [Abstract]
Dividends

22. DIVIDENDS

During the year ended December 31, 2019, the Company paid the following dividends on its common shares:

Ex-dividend date	Record date	Payment date	Per share amount
March 28, 2019	March 29, 2019	April 18, 2019	$0.035
August 29, 2019	August 30, 2019	September 13, 2019	$0.035